Business segment information (Details 1) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Scales [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net sales	$ 8,811	$ 6,494	$ 5,836
Cost of Revenue	4,472	2,283	3,194
Operating (loss) / income	(842)	949	448
Identifiable assets	7,597	4,591	4,940
Depreciation and amortization	439	285	317
Capital expenditure	162	142	534
Pet Electronic Products and Others [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net sales	4,765	8,063	6,359
Cost of Revenue	2,418	2,834	1,757
Operating (loss) / income	(455)	1,179	867
Identifiable assets	4,109	5,700	5,384
Depreciation and amortization	238	354	346
Capital expenditure	88	176	581
Rental And Management [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net sales	1,225	1,033	901
Cost of Revenue	789	823	739
Operating (loss) / income	(921)	(922)	(953)
Identifiable assets	4,736	4,096	4,026
Depreciation and amortization	464	442	442
Capital expenditure	955	382	9
Total Operating Segments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net sales	14,801	15,590	13,096
Cost of Revenue	7,679	5,940	5,690
Operating (loss) / income	(2,218)	1,206	362
Identifiable assets	16,442	14,387	14,350
Depreciation and amortization	1,141	1,081	1,105
Capital expenditure	1,205	700	1,124
Corporate Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net sales	0	0	0
Cost of Revenue	0	0	0
Operating (loss) / income	0	0	0
Identifiable assets	7,308	11,255	9,851
Depreciation and amortization	0	0	0
Capital expenditure	0	0	0
Group [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net sales	14,801	15,590	13,096
Cost of Revenue	7,679	5,940	5,690
Operating (loss) / income	(2,218)	1,206	362
Identifiable assets	23,750	25,642	24,201
Depreciation and amortization	1,141	1,081	1,105
Capital expenditure	$ 1,205	$ 700	$ 1,124